Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
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Income and Share Data Used in Basic and Diluted EPS Computations

	Year ended December 31, 2020
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	2,378,978	727,240	3.27
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		9,668
Profit attributable to equity holders of the Company	2,378,978	736,908	3.23

	Year ended December 31, 2021
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	4,937,267	727,240	6.79
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		15,618
Profit attributable to equity holders of the Company	4,937,267	742,858	6.65

	Year ended December 31, 2022
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	3,439,697	727,240	4.73
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		15,406
Profit attributable to equity holders of the Company	3,439,697	742,646	4.63